Revenue Recognition	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
REVENUE RECOGNITION

NOTE 18 – REVENUE RECOGNITION

Product sales for the years ended December 31, 2019 and 2018 are shown below. At December 31, 2019 and December 31, 2018, the Company did not have a gold sales receivable balance.

	Year ended December 31,
	2019	2018

Gold	$1,010,080	$248,344
Silver	11,928	3,060
Less: Royalties and participation payments	(125,591)	(13,159)
Other charges	(7,106)	(8,776)
Total	$889,311	$229,469

For the year ended December 31, 2019, all revenue was from sales to Asahi Refining. For the year ended December 31, 2018, all revenue was from sales to H&H Metals Corp.